UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 through February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Funds

February 29, 2012 (Unaudited)

JPMorgan Diversified Real Return Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 14, 2012 (Unaudited)

Dear Shareholder:

“Risk on, risk off” was the mantra for 2011. Assets perceived as risky moved en masse as investors adjusted their portfolios in response to unexpected sources of distress and updates on known problems — the European debt crisis, political strife in the Middle East, the earthquake and subsequent tsunami in Japan and the credit rating of debt issued by the United States.

“Exposure to a variety of asset classes within fixed income, equity and alternative investments can help safeguard portfolios from the current risks in the marketplace and any unexpected shocks along the way.”

So far in 2012, improving U.S. economic data and aggressive measures taken by the European Central Bank to curb the region’s debt crisis have sustained investors’ appetite for risk. Since January 1, 2012, equities have rallied strongly and outperformed fixed income securities.

U.S. Stocks Outperform

While the “risk on, risk off” market environment caused elevated correlations within individual asset classes, stock returns across market capitalizations, countries and investment styles varied during the six months ended February 29, 2012. Buoyed by stronger-than-expected economic data, U.S. stocks finished the six-month reporting period ahead of international and emerging markets stocks.

During the reporting period, the S&P 500 Index gained 13.3% versus the 9.4% and 9.1% returns for the MSCI EAFE (Europe, Australasia, and the Far East) Index (gross of foreign withholding taxes) and the MSCI EM (Emerging Markets) Index (gross of foreign withholding taxes), respectively. Among U.S. stocks, large-cap stocks outperformed small- and mid-cap stocks.

Yields for U.S. Treasuries Remain Near Historical Lows

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities. The yield for 10-year U.S. Treasury securities ended February 2012 below 2% and reached its lowest level since 1950 in September 2011. The yield on the 2-year U.S. Treasury note began the reporting period at 0.2% and increased modestly to 0.3% at the end of February 2012. The yield on the 30-year U.S. Treasury bond declined from 3.6% to 3.1% as of the end of the six months ended February 29, 2012.

Interest rates have increased in March 2012 but yields remain at historically low levels. Nonetheless, many investors have renewed their focus on the longer-term impact of rising interest rates on their fixed income investments. In addition, many investors view the unprecedented quantitative easing by the U.S. Federal Reserve as kindling for inflation if the U.S. economic recovery continues to take hold.

Maintain a Diversified Portfolio

Several indicators suggest that a U.S. economic recovery is gaining traction — the labor market has shown signs of healing, while recent retail and auto sales have been strong. Meanwhile, soaring year-to-date returns for emerging markets stocks reflect investors’ optimism surrounding the prospects for growth in these countries. Of course, risks remain. Many investors worry that the pace of China’s robust economic growth could decelerate, potentially resulting in a “hard landing” from measures aimed to control inflation and cool its surging property market. In addition, political turmoil in the Middle East persists, while Europe faces pockets of recession in the midst of its ongoing debt crisis.

Indeed, despite the recent rally in stock markets uncertainty in the current environment is widespread, making diversification even more critical to long-term investment success. Exposure to a variety of asset classes within fixed income, equity and alternative investments can help safeguard portfolios from the current risks in the marketplace and any unexpected shocks along the way.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 29, 2012	J.P. MORGAN FUNDS	1

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.83%
Barclays Capital 1-10 Year U.S. TIPS Index	2.84%

Net Assets as of 2/29/2012	$43,257,108

INVESTMENT OBJECTIVE**

The JPMorgan Diversified Real Return Fund (the “Fund”) seeks to maximize long-term real return.

HOW DID THE MARKET PERFORM?

The reporting period began amid concerns about contagion from the European debt crisis and political unrest in the Middle East, which dampened investors’ appetite for risk. However, in October 2011, investors became encouraged by improving U.S. economic data and aggressive measures by the European Central Bank to combat the region’s debt crisis. This positive sentiment persisted for much of the remaining reporting period, helping sustain a broad rally in equities.

Interest rates for 10- and 30- year U.S. Treasury securities declined, while rates for 2-year U.S. Treasury securities increased slightly during the reporting period. Despite the slight increase, interest rates for 2-year U.S. Treasury securities remained near historically low levels, as did rates across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time). Inflation, as measured by the Consumer Price Index for All Urban Consumers, increased modestly during the six months ended February 29, 2012. Meanwhile, although the price of oil increased, the price of most commodities, particularly gold, finished the reporting period lower.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

In an effort to lower the Fund’s volatility, the Fund, through its investments in other funds, invested in a broad range of asset classes, including inflation protected fixed income securities, real estate securities, commodities, U.S. Treasury Inflation Protected Securities (“TIPS”), cash and cash equivalents, global infrastructure equities and natural resources equities.

This broad exposure helped the Fund generate a positive absolute return in a volatile market environment defined by wide swings in asset prices based on investors’ perception of their risk.

However, for the six months ended February 29, 2012, the Fund underperformed the Barclays Capital 1-10 Year U.S. TIPS Index (the “Benchmark”). The Benchmark is comprised solely of TIPS, which benefited as investors sought safety in U.S. Treasury securities during periods of market volatility. The Fund’s investments in real estate and global infrastructure securities were among the largest contributors to its absolute return, while the Fund’s investments in natural resources equities and commodities detracted from its absolute return.

The Fund’s portfolio managers used a rigorous, systematic screening and selection process to choose the underlying funds in their construction of the Fund. Among these underlying funds, the JPMorgan Global Natural Resources Fund underperformed its respective benchmark by the widest margin, while the Highbridge Dynamic Commodities Strategy Fund outperformed its respective benchmark by the widest margin.

HOW WAS THE FUND POSITIONED?

The Fund targeted a long-term strategic asset allocation, consisting of the following weights: 20% in TIPS; 40% in other inflation protected fixed income securities; 10% in real estate securities; 10% in commodities; 10% in natural resources equities; 5% in infrastructure equities and 5% in cash and cash equivalents, such as money market funds. The Fund employed a momentum-based rebalancing strategy, realigning the weightings of the underlying funds and asset classes as needed based on the Fund’s portfolio managers’ view of the inflationary cycle and market outlook. As of the end of the reporting period, the Fund had slightly more exposure to inflation-sensitive fixed income securities and slightly less exposure to risk assets. The risk assets within the portfolio are defined as commodities, real estate securities, natural resources equities and global infrastructure equities.

PORTFOLIO COMPOSITION BY ASSET CLASS***
Fixed Income	62.1%
Alternative Assets	19.0
International Equity	15.0
Money Market	3.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

2	J.P. MORGAN FUNDS	FEBRUARY 29, 2012

TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	6 MONTH*	SINCE INCEPTION*
CLASS A SHARES	3/31/11
Without Sales Charge		1.71%	2.94%
With Sales Charge**		(2.85)	(1.71)
CLASS C SHARES	3/31/11
Without CDSC		1.45	2.52
With CDSC***		0.45	1.52
CLASS R2 SHARES	3/31/11	1.58	2.71
CLASS R5 SHARES	3/31/11	1.92	3.34
SELECT CLASS SHARES	3/31/11	1.83	3.22

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/2011 — 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Diversified Real Return Fund, the Barclays Capital 1-10 Year U.S. TIPS Index, the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted and the Lipper Flexible Portfolio Funds Index from March 31, 2011 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the Barclays Capital 1-10 Year U.S. TIPS Index and the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Flexible Portfolio Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital 1-10 Year U.S. TIPS Index represents the performance of intermediate (1-10 year) U.S. Treasury Inflation Protection

Securities. The Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted of the Bureau of Labor Statistics (BLS) is a measure of the change in prices of goods and services purchased by urban consumers. Seasonal adjustment removes the effects of recurring seasonal influences from many economic series, including consumer prices. The adjustment process quantifies seasonal patterns and then factors them out of the series to permit analysis of non-seasonal price movements. Changing climactic conditions, production cycles, model changeovers, holidays, and sales can cause seasonal variation in prices. The Lipper Flexible Portfolio Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012	J.P. MORGAN FUNDS	3

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.0%
	Alternative Assets — 18.5%
200,113	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b)	3,658,075
403,024	JPMorgan Realty Income Fund, Class R5 Shares (b)	4,324,447

	Total Alternative Assets	7,982,522

	Fixed Income — 60.2%
1,633,200	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	17,540,564
794,333	JPMorgan Real Return Fund, Institutional Class Shares (b)	8,515,252

	Total Fixed Income	26,055,816

	International Equity — 14.6%
60,426	iShares S&P Global Infrastructure Index Fund	2,135,455
295,495	JPMorgan Global Natural Resources Fund, Class R5 Shares (b)	4,157,611

	Total International Equity	6,293,066

	Money Market — 3.7%
1,610,202	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m)	1,610,202

	Total Investments — 97.0% (Cost $40,310,679)	41,941,606
	Other Assets in Excess of Liabilities — 3.0%	1,315,502

	NET ASSETS — 100.0%	$43,257,108

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of February 29, 2012.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

The financial statements of the underlying funds in which the Fund invests should be read in conjunction with the Fund’s financial statements.

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN FUNDS	FEBRUARY 29, 2012

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2012	J.P. MORGAN FUNDS	5

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2012 (Unaudited)

JPMorgan Diversified Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$2,135,455
Investments in affiliates, at value	39,806,151

Total investment securities, at value	41,941,606
Receivables:
Fund shares sold	15,052,876
Dividends from affiliates	20,769
Due from Advisor (See Note 3.F.)	7,391

Total Assets	57,022,642

LIABILITIES:
Payables:
Investment securities purchased	13,749,586
Accrued liabilities:
Shareholder servicing fees	2,373
Distribution fees	1,633
Custodian and accounting fees	6,243
Trustees’ and Chief Compliance Officer’s fees	31
Other	5,668

Total Liabilities	13,765,534

Net Assets	$43,257,108

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN FUNDS	FEBRUARY 29, 2012

JPMorgan Diversified Real Return Fund
NET ASSETS:
Paid-in-Capital	$41,543,491
Accumulated undistributed (distributions in excess of) net investment income	(3,722)
Accumulated net realized gains (losses)	86,412
Net unrealized appreciation (depreciation)	1,630,927

Total Net Assets	$43,257,108

Net Assets:
Class A	$1,661,441
Class C	1,778,457
Class R2	1,343,899
Class R5	16,602,993
Select Class	21,870,318

Total	$43,257,108

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	108,800
Class C	116,721
Class R2	88,053
Class R5	1,084,487
Select Class	1,429,696

Net Asset Value: (a)
Class A — Redemption price per share	$15.27
Class C — Offering price per share (b)	15.24
Class R2 — Offering and redemption price per share	15.26
Class R5 — Offering and redemption price per share	15.31
Select Class — Offering and redemption price per share	15.30
Class A maximum sales charge	4.50%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.99

Cost of investments in non-affiliates	$2,000,335
Cost of investments in affiliates	38,310,344

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN FUNDS	7

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

JPMorgan Diversified Real Return Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$30,056
Dividend income from affiliates	242,555

Total investment income	272,611

EXPENSES:
Investment advisory fees	11,191
Administration fees	11,191
Distribution fees:
Class A	1,580
Class C	5,318
Class R2	2,684
Shareholder servicing fees:
Class A	1,580
Class C	1,773
Class R2	1,342
Class R5	283
Select Class	21,869
Custodian and accounting fees	12,767
Professional fees	38,189
Trustees’ and Chief Compliance Officer’s fees	106
Printing and mailing costs	6,162
Registration and filing fees	15,752
Transfer agent fees	4,163
Other	3,189

Total expenses	139,139

Less amounts waived	(37,797)
Less expense reimbursements	(52,039)

Net expenses	49,303

Net investment income (loss)	223,308

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	28,080
Investment in affiliates	5,032

Net realized gain (loss)	33,112

Distributions of realized gains by investment company affiliates	57,488

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	140,521
Investments in affiliates	1,482,635

Change in net unrealized appreciation (depreciation)	1,623,156

Net realized/unrealized gains (losses)	1,713,756

Change in net assets resulting from operations	$1,937,064

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN FUNDS	FEBRUARY 29, 2012

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Real Return Fund
	Six Months Ended 2/29/2012 (Unaudited)	Period Ended 8/31/2011 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$223,308	$9,313
Net realized gain (loss)	33,112	(3,899)
Distributions of realized gains by investment company affiliates	57,488	—
Change in net unrealized appreciation (depreciation)	1,623,156	7,771

Change in net assets resulting from operations	1,937,064	13,185

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(12,433)	(397)
From net realized gains	(16)	—
Class C
From net investment income	(11,656)	(341)
From net realized gains	(18)	—
Class R2
From net investment income	(9,964)	(92)
From net realized gains	(14)	—
Class R5
From net investment income	(11,945)	(159)
From net realized gains	(14)	—
Select Class
From net investment income	(187,142)	(2,491)
From net realized gains	(227)	—

Total distributions to shareholders	(233,429)	(3,480)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	39,816,061	1,727,707

NET ASSETS:
Change in net assets	41,519,696	1,737,412
Beginning of period	1,737,412	—

End of period	$43,257,108	$1,737,412

Accumulated undistributed (distributions in excess of) net investment income	$(3,722)	$6,110

(a)	Commencement of operations was March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN FUNDS	9

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Real Return Fund
	Six Months Ended 2/29/2012 (Unaudited)	Period Ended 8/31/2011 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,376,891	$206,188
Dividends and distributions reinvested	12,449	397
Cost of shares redeemed	(5,236)	(16,545)

Change in net assets from Class A capital transactions	$1,384,104	$190,040

Class C
Proceeds from shares issued	1,359,146	343,170
Dividends and distributions reinvested	11,674	341
Cost of shares redeemed	(18,460)	(4,200)

Change in net assets from Class C capital transactions	$1,352,360	$339,311

Class R2
Proceeds from shares issued	1,200,014	50,000
Dividends and distributions reinvested	9,978	92

Change in net assets from Class R2 capital transactions	$1,209,992	$50,092

Class R5
Proceeds from shares issued	16,443,372	59,765
Dividends and distributions reinvested	11,959	159
Cost of shares redeemed	(1,792)	—

Change in net assets from Class R5 capital transactions	$16,453,539	$59,924

Select Class
Proceeds from shares issued	19,235,606	1,087,766
Dividends and distributions reinvested	187,369	2,491
Cost of shares redeemed	(6,909)	(1,917)

Change in net assets from Select Class capital transactions	$19,416,066	$1,088,340

Total change in net assets from capital transactions	$39,816,061	$1,727,707

(a)	Commencement of operations was March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN FUNDS	FEBRUARY 29, 2012

	JPMorgan Diversified Real Return Fund
	Six Months Ended 2/29/2012 (Unaudited)	Period Ended 8/31/2011 (a)
SHARE TRANSACTIONS:
Class A
Issued	95,720	13,629
Reinvested	848	27
Redeemed	(309)	(1,115)

Change in Class A Shares	96,259	12,541

Class C
Issued	94,768	22,655
Reinvested	797	23
Redeemed	(1,242)	(280)

Change in Class C Shares	94,323	22,398

Class R2
Issued	84,034	3,333
Reinvested	680	6

Change in Class R2 Shares	84,714	3,339

Class R5
Issued	1,079,787	3,971
Reinvested	813	10
Redeemed	(94)	—

Change in Class R5 Shares	1,080,506	3,981

Select Class
Issued	1,344,972	72,394
Reinvested	12,746	166
Redeemed	(457)	(125)

Change in Select Class Shares	1,357,261	72,435

(a)	Commencement of operations was March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN FUNDS	11

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Diversified Real Return Fund
Class A
Six Months Ended February 29, 2012 (Unaudited)	$15.14	$0.14	(h)	$0.11	$0.25	$(0.12)	$—	(i)	$(0.12)
March 31, 2011 (g) through August 31, 2011	15.00	0.10	(h)	0.08	0.18	(0.04)	—		(0.04)

Class C
Six Months Ended February 29, 2012 (Unaudited)	15.13	0.10	(h)	0.11	0.21	(0.10)	—	(i)	(0.10)
March 31, 2011 (g) through August 31, 2011	15.00	0.08	(h)	0.08	0.16	(0.03)	—		(0.03)

Class R2
Six Months Ended February 29, 2012 (Unaudited)	15.14	0.12	(h)	0.11	0.23	(0.11)	—	(i)	(0.11)
March 31, 2011 (g) through August 31, 2011	15.00	0.09	(h)	0.08	0.17	(0.03)	—		(0.03)

Class R5
Six Months Ended February 29, 2012 (Unaudited)	15.16	0.16	(h)	0.13	0.29	(0.14)	—	(i)	(0.14)
March 31, 2011 (g) through August 31, 2011	15.00	0.12	(h)	0.09	0.21	(0.05)	—		(0.05)

Select Class
Six Months Ended February 29, 2012 (Unaudited)	15.16	0.15	(h)	0.12	0.27	(0.13)	—	(i)	(0.13)
March 31, 2011 (g) through August 31, 2011	15.00	0.12	(h)	0.08	0.20	(0.04)	—		(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
(f)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(g)	Commencement of operations.
(h)	Calculated based upon average shares outstanding.
(i)	Amount rounds to less than $0.01.
(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.
(k)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)(e)		Net investment income (loss) (f)		Expenses without waivers, reimbursements and earnings credits (e)		Portfolio turnover rate (b)

$15.27	1.71%	$1,661,441	0.61%		1.82%		1.56%		5%
15.14	1.21	189,874	0.61	(j)	1.64	(j)	31.73	(j)(k)	13

15.24	1.45	1,778,457	1.11		1.30		2.25		5
15.13	1.06	338,775	1.11	(j)	1.28	(j)	30.38	(j)(k)	13

15.26	1.58	1,343,899	0.86		1.59		1.61		5
15.14	1.12	50,563	0.86	(j)	1.37	(j)	33.56	(j)(k)	13

15.31	1.92	16,602,993	0.26		2.14		0.92		5
15.16	1.39	60,354	0.26	(j)	1.93	(j)	32.71	(j)(k)	13

15.30	1.83	21,870,318	0.36		2.08		1.14		5
15.16	1.37	1,097,846	0.36	(j)	1.82	(j)	32.78	(j)(k)	13

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN FUNDS	13

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Diversified Real Return Fund	Class A, Class C, Class R2, Class R5 and Select Class	Diversified

The investment objective of the Fund is to seek to maximize long-term real return.

The Fund commenced operations on March 31, 2011.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R2, Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at such investment company’s net asset value per share as of the report date. The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$41,941,606	$—	$—	$41,941,606

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended February 29, 2012.

B. Transactions with Affiliates — The Fund invests in certain Underlying Funds which are advised by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the report, the Fund assumes the following to be affiliated issuers. Included in the Realized Gain (Loss) amounts in the table below are distributions of realized gains by investment company affiliates:

	For the six months ended February 29, 2012
Affiliate	Value at August 31, 2011	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at February 29, 2012	Value at February 29, 2012
Diversified Real Return Fund
Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares	$177,527	$3,516,252	$—	$8,692	$72,014	200,113	$3,658,075
JPMorgan Global Natural Resources Fund, Class R5 Shares	185,612	3,451,400	—	—	20,475	295,495	4,157,611

14	J.P. MORGAN FUNDS	FEBRUARY 29, 2012

	For the six months ended February 29, 2012
Affiliate	Value at August 31, 2011	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend Income	Shares at February 29, 2012	Value at February 29, 2012
JPMorgan Inflation Managed Bond Fund, Class R6 Shares	$716,814	$16,602,064	$—	$48,796	$118,232	1,633,200	$17,540,564
JPMorgan Prime Money Market Fund, Institutional Class Shares	80,151	3,743,677	2,213,626	—	690	1,610,202	1,610,202
JPMorgan Real Return Fund, Institutional Class Shares	340,197	8,017,137	—	—	17,681	794,333	8,515,252
JPMorgan Realty Income Fund, Class R5 Shares	202,053	3,763,426	264,200	5,032	13,463	403,024	4,324,447

Total	$1,702,354			$62,520	$242,555		$39,806,151

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, and distributions of realized gains from the Underlying Funds are recorded on the ex-dividend date or when the Fund first learns of the dividend.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

The Fund invests in other J.P. Morgan Funds and, as a result, bears a portion of the expenses incurred by the Underlying Funds. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratio to average net assets shown in the Financial Highlights.

Certain expenses of affiliated Underlying Funds are waived as described in Note 3.F.

E. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets at an annual fee rate of 0.10%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Fund’s average daily net assets on the first $500 million in Fund assets; 0.075% of the Fund’s average daily net assets between $500 million and $1 billion and 0.05% of the Fund’s average daily net assets in excess of $1 billion. For the six months ended February 29, 2012, the annualized effective rate was 0.10% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

FEBRUARY 29, 2012	J.P. MORGAN FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, and successor in interest to J.P. Morgan Investor Services Co., serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2
0.25%	0.75%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 29, 2012, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$287	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

The shares of the Underlying Funds in which the Fund invests may impose a separate shareholder service fee. The shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the Underlying Funds up to 0.25% for Class A, Class C, Class R2 and Select Class Shares and up to 0.05% for Class R5 Shares.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.61%	1.11%	0.86%	0.26%	0.36%

The expense limitation agreement was in effect for the six months ended February 29, 2012. The contractual expense limitation percentages in the table above are in place until at least December 31, 2012.

For the six months ended February 29, 2012, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expects the Fund to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$11,191	$11,191	$15,415	$37,797	$52,039

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver and/or reimbursement is voluntary.

16	J.P. MORGAN FUNDS	FEBRUARY 29, 2012

There were no waivers resulting from investments in the money market funds for the six months ended February 29, 2012.

The shares of the Underlying Funds in which the Fund invests may impose a separate advisory and a shareholder servicing fee. The Fund’s Distributor has voluntarily agreed to waive the Fund’s fees in the weighted average pro-rata amount of the shareholder servicing fees charged by the Underlying Funds. These voluntary waivers will be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fee up to 0.25% of Class A, Class C, Class R2 and Select Class Shares and up to 0.05% of Class R5 Shares.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker-dealers. For the six months ended February 29, 2012, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended February 29, 2012, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$38,007,608	$1,095,274

During the six months ended February 29, 2012, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2012, were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$40,310,679	$1,662,409	$(31,482)	$1,630,927

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized by the Fund may get carried forward indefinitely, and retain their character as short-term and/or long-term losses.

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 12, 2012.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2012, or at any time during the six months then ended.

FEBRUARY 29, 2012	J.P. MORGAN FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Because of the Fund’s investments in Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to Underlying Funds’ investments in securities and financial instruments such as fixed income securities including high yield, asset-backed and mortgage-related securities; equity securities; foreign and emerging markets securities; commodities; and real estate securities. These securities are subject to risks specific to their structure, sector or market.

In addition, the Underlying Funds may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the affiliated Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Advisor owns a significant portion of the outstanding shares of the Fund. Significant shareholder transactions, if any, may impact the Fund’s performance.

18	J.P. MORGAN FUNDS	FEBRUARY 29, 2012

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2011, and continued to hold your shares at the end of the reporting period, February 29, 2012.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During September 1, 2011 to February 29, 2012*	Annualized Expense Ratio
Diversified Real Return Fund
Class A
Actual	$1,000.00	$1,017.10	$3.06	0.61%
Hypothetical	1,000.00	1,021.83	3.07	0.61
Class C
Actual	1,000.00	1,014.50	5.56	1.11
Hypothetical	1,000.00	1,019.34	5.57	1.11
Class R2
Actual	1,000.00	1,015.80	4.31	0.86
Hypothetical	1,000.00	1,020.59	4.32	0.86
Class R5
Actual	1,000.00	1,019.20	1.31	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Select Class
Actual	1,000.00	1,018.30	1.81	0.36
Hypothetical	1,000.00	1,023.07	1.81	0.36

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

FEBRUARY 29, 2012	J.P. MORGAN FUNDS	19

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2012. All rights reserved. February 2012.

SAN-DRR-212

Semi-Annual Report

J.P. Morgan Income Funds

February 29, 2012 (Unaudited)

JPMorgan Floating Rate Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 14, 2012

Dear Shareholder:

“Risk on, risk off” was the mantra for 2011. Assets perceived as risky moved en masse as investors adjusted their portfolios in response to unexpected sources of distress and updates on known problems — the European debt crisis, political strife in the Middle East, the earthquake and subsequent tsunami in Japan and the credit rating of debt issued by the United States.

“Exposure to a variety of asset classes within fixed income, equity and alternative investments can help safeguard portfolios from the current risks in the marketplace and any unexpected shocks along the way.”

So far in 2012, improving U.S. economic data and aggressive measures taken by the European Central Bank to curb the region’s debt crisis have sustained investors’ appetite for risk. Since January 1, 2012, equities have rallied strongly and outperformed fixed income securities.

U.S. stocks outperform

While the “risk on, risk off” market environment caused
elevated correlations within individual asset classes, stock returns across market capitalizations, countries and investment styles varied during the six months ended February 29, 2012. Buoyed by stronger-than-expected economic data, U.S.
stocks finished the six-month reporting period ahead of international and emerging markets stocks.

During the reporting period, the S&P 500
Index gained 13.3% versus the 9.4% and 9.1% returns for the MSCI EAFE (Europe, Australasia, and the Far East) Index (gross of foreign withholding taxes) and the MSCI EM (Emerging Markets) Index (gross of foreign withholding taxes), respectively.
Among U.S. stocks, large-cap stocks outperformed small- and mid-cap stocks.

Yields for U.S. Treasuries remain near historical lows

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities. The yield for 10-year U.S.
Treasury securities ended February 2012 below 2% and reached its lowest level since 1950 in September 2011. The yield on the 2-year U.S. Treasury note began the reporting period at 0.2% and increased modestly to 0.3% at the end of February 2012. The yield on the 30-year U.S. Treasury bond declined from 3.6% to 3.1% as of the end of the six months ended February 29, 2012.

Interest rates
have increased in March 2012 but yields remain at historically low levels. Nonetheless, many investors have renewed their focus on the longer-term impact of rising interest rates on their fixed income investments. In addition, many investors view the unprecedented quantitative easing by the U.S. Federal Reserve as kindling for inflation if the U.S. economic recovery continues to take hold.

Maintain a diversified portfolio

Several indicators suggest that a U.S. economic recovery is gaining traction — the labor market has shown signs of healing, while recent retail and auto sales have been strong. Meanwhile, soaring year-to-date returns for emerging markets stocks reflect investors’ optimism surrounding the prospects for growth in these countries. Of course, risks remain. Many investors worry that the pace of China’s robust economic growth could decelerate, potentially resulting in a “hard landing” from measures aimed to control inflation and cool its surging property market. In addition, political turmoil in the Middle East persists, while Europe faces pockets of recession in the midst of its ongoing debt crisis.

Indeed, despite the recent rally in stock markets uncertainty in the current environment is widespread, making diversification even more critical to long-term investment success. Exposure to a variety of asset classes within fixed income, equity and alternative investments can help safeguard portfolios from the current risks in the marketplace and any unexpected shocks along the way.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset
Management

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

1

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:

Fund (Select Class Shares)*

6.42%

Credit Suisse Leveraged Loan Index

5.81%

Net Assets as of 2/29/2012 (In Thousands)

$
574,088

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

Concerns about contagion from the European debt crisis and political unrest in the Middle East lowered investors’ appetite for risk and caused market volatility in the beginning of the reporting period. The heightened volatility added to the bid/ask spread (difference in price between the highest price that a buyer is willing to pay for an asset and the lowest price for which a seller is willing to sell it) in the leveraged loan market and reduced liquidity. However, in October 2011, investors became encouraged by improving economic data and aggressive measures by the European Central Bank to combat the region’s debt crisis. This positive sentiment persisted and leveraged loans, as measured by the Credit Suisse Leveraged Loan Index (the “Benchmark”), returned 5.81%
for the six months ended February 29, 2012.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund mainly invested its assets in floating rate debt instruments issued by corporations, which included loan participations and assignments. These securities possess floating rate coupons that adjust with movements in short-term interest rates such as LIBOR and are generally rated below investment grade. The Fund’s (Select Class Shares) outperformance versus the Benchmark for the six months ended February 29, 2012 was driven by positive security selection across all sectors.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund migrated up in credit quality versus the Benchmark. As of the end of the reporting period, the Fund was underweight the Caa- and lower-rated and not rated sectors and was overweight the B-rated and Ba-rated sectors. The Fund gained exposure to these sectors mainly by investing in floating rate debt instruments issued by corporations and, to a lesser extent, fixed rate corporate debt securities. The Fund’s portfolio managers believed that floating rate investments were attractive based on the following factors and criteria: attractive spreads over LIBOR, stronger covenants than high yield bonds, more senior position in the capital structure often secured by tangible assets, and coupons that tend to adjust upward in the event of rising interest rates (although they may not adjust at the same rate or as much as general interest rates).

PORTFOLIO COMPOSITION BY SECTOR***

Loan Participations & Assignments

75.0
%

Corporate Bonds

9.9

Commercial Mortgage-Backed Security

1.7

Others (each less than 1.0%)

0.7

Short-Term Investment

12.7

*

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**

The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

2

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

TOTAL RETURNS AS OF FEBRUARY 29, 2012

INCEPTION DATE OF CLASS

6 MONTH*

SINCE INCEPTION*

CLASS A SHARES

6/1/11

Without Sales Charge

6.30
%

0.53
%

With Sales Charge**

2.28

(3.25
)

CLASS C SHARES

6/1/11

Without CDSC

6.05

0.28

With CDSC***

5.05

(0.72
)

SELECT CLASS SHARES

6/1/11

6.42

0.78

*

Not annualized.

**

Sales Charge for Class A Shares is 3.75%.

***

Assumes a 1% CDSC (contingent deferred sales charge) for the period.

LIFE OF FUND PERFORMANCE (6/1/2011 TO 02/29/2012)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 1, 2011.

The graph illustrates comparative performance for
$1,000,000 invested in Select Class Shares of the JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index, the Barclays Capital U.S. Aggregate Index and the Lipper Loan Participation Funds Index from June 1, 2011 to February 29,
2012. The performance of the Lipper Loan Participation Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any. The performance of the Credit Suisse Leveraged Loan Index and the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Loan Participation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Barclays Capital U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Loan Participation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial
investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

3

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29,
2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Commercial Mortgage-Backed Security — 1.9%

11,493

  Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.999%, 11/15/15 (e) (Cost
$10,519)

10,727

Corporate Bonds — 10.6%

Consumer Discretionary — 2.7%

Gaming — 1.3%

1,235

Isle of Capri Casinos, Inc., 7.000%, 03/01/14

1,230

500

Mandalay Resort Group, 7.625%, 07/15/13

509

925

MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18

1,034

4,750

Seminole Hard Rock Entertainment, Inc., VAR, 3.046%, 03/15/14 (e) (m)

4,536

7,309

Hotels, Restaurants & Leisure — 0.2%

1,224

CKE Restaurants, Inc., 11.375%, 07/15/18 (m)

1,395

Household Durables — 0.1%

500

Standard Pacific Corp., 10.750%, 09/15/16 (m)

574

Media — 1.0%

Intelsat Luxembourg S.A., (Luxembourg),

275

11.250%, 02/04/17

284

1,700

PIK, 12.500%, 02/04/17 (m)

1,751

Nielsen Finance LLC/Nielsen Finance Co.,

500

7.750%, 10/15/18

556

500

11.500%, 05/01/16

579

750

Sinclair Television Group, Inc., 9.250%, 11/01/17 (e) (m)

838

500

Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15

533

WMG Acquisition Corp.,

1,000

9.500%, 06/15/16 (m)

1,105

25

9.500%, 06/15/16 (e) (m)

28

5,674

Specialty Retail — 0.1%

500

Toys R Us Property Co. I LLC, 10.750%, 07/15/17 (m)

554

Total Consumer Discretionary

15,506

Consumer Staples — 0.2%

Food Products — 0.0% (g)

346

JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14

401

Household Products — 0.2%

1,000

Spectrum Brands Holdings, Inc., 9.500%, 06/15/18

1,140

Total Consumer Staples

1,541

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Energy — 0.8%

Energy Equipment & Services — 0.3%

1,725

Cie Generale de Geophysique - Veritas, (France), 9.500%, 05/15/16

1,889

Oil, Gas & Consumable Fuels — 0.5%

1,500

Arch Coal, Inc., 8.750%, 08/01/16

1,650

1,000

Citgo Petroleum Corp., 11.500%, 07/01/17 (e)

1,120

2,770

Total Energy

4,659

Financials — 3.5%

Commercial Banks — 0.7%

1,000

Royal Bank of Scotland Group plc, (United Kingdom), 5.000%, 11/12/13

990

500

Royal Bank of Scotland N.V., (Netherlands), VAR, 1.240%, 03/09/15

431

3,115

Wachovia Capital Trust III, VAR, 5.570%, 04/02/12 (m) (x)

2,854

4,275

Consumer Finance — 1.5%

4,750

Ally Financial, Inc., VAR, 3.710%, 02/11/14 (m)

4,677

Ford Motor Credit Co. LLC,

2,000

3.875%, 01/15/15

2,050

2,000

8.000%, 06/01/14 (m)

2,214

8,941

Diversified Financial Services — 0.8%

750

Bank of America Corp., VAR, 8.000%, 01/30/18 (m) (x)

761

190

Capmark Financial Group, Inc., VAR, 9.000%, 09/30/15

192

1,320

Citigroup, Inc., 6.500%, 08/19/13

1,399

1,660

MBNA America Bank, N.A., 6.625%, 06/15/12

1,675

4,027

Insurance — 0.5%

3,000

Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (m) (x)

2,685

Total Financials

19,928

Health Care — 0.5%

Health Care Providers & Services — 0.5%

603

CHS/Community Health Systems, Inc., 8.875%, 07/15/15

632

2,000

HCA, Inc., 6.375%, 01/15/15

2,120

Total Health Care

2,752

SEE NOTES TO
FINANCIAL STATEMENTS.

4

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Corporate Bonds — Continued

Industrials — 0.3%

Aerospace & Defense — 0.1%

500

Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17 (m)

539

Commercial Services & Supplies — 0.1%

500

R.R. Donnelley & Sons Co., 7.250%, 05/15/18 (m)

496

Industrial Conglomerates — 0.1%

750

JB Poindexter & Co., Inc., 8.750%, 03/15/14

754

Road & Rail — 0.0% (g)

89

RailAmerica, Inc., 9.250%, 07/01/17

99

Total Industrials

1,888

Materials — 2.0%

Chemicals — 0.7%

3,600

Lyondell Chemical Co., 11.000%, 05/01/18

3,946

Construction Materials — 0.1%

500

Cemex S.A.B. de C.V., (Mexico), VAR, 5.579%, 09/30/15 (e) (m)

441

Containers & Packaging — 0.4%

2,250

Berry Plastics Corp., VAR, 5.322%, 02/15/15 (m)

2,258

Metals & Mining — 0.4%

2,200

Noranda Aluminum Acquisition Corp., PIK, 4.659%, 05/15/15 (m)

2,118

Paper & Forest Products — 0.4%

2,250

AbitibiBowater, Inc., 10.250%, 10/15/18 (e)

2,571

Total Materials

11,334

Telecommunication Services — 0.6%

Wireless Telecommunication Services — 0.6%

2,500

Nextel Communications, Inc., 6.875%, 10/31/13

2,509

1,000

VimpelCom Holdings B.V., (Netherlands), VAR, 4.576%, 06/29/14 (e) (m)

973

Total Telecommunication Services

3,482

Total Corporate Bonds (Cost $60,462)

61,090

SHARES

Preferred Stocks — 0.8%

Consumer Staples — 0.4%

Food Products — 0.4%

—
(h)

H.J. Heinz Finance Co., 8.000%, 07/15/13 (e)

2,110

SHARES

SECURITY DESCRIPTION

VALUE($)

Financials — 0.4%

Insurance — 0.4%

3

XLIT Ltd., (Cayman Islands), Series D, VAR, 3.687%, 10/29/49

2,164

Total Preferred Stocks (Cost $4,567)

4,274

PRINCIPAL AMOUNT($)

Loan Participations & Assignments — 80.5%

Consumer Discretionary — 24.7%

Auto Components — 0.5%

Autoparts Holdings Ltd., Term Loan,

1,977

VAR, 6.500%, 07/29/17

1,982

1,008

VAR, 6.500%, 07/29/17

1,011

5

VAR, 6.500%, 07/29/17

5

3

VAR, 6.500%, 07/29/17

2

3,000

Automobiles — 1.7%

9,571

Chrysler, Term Loan B, VAR, 6.000%, 05/24/17 ^

9,593

Broadcasting & Cable TV — 0.8%

4,375

Kabel Deutschland, Facility F Loan, VAR, 02/01/19 ^

4,353

Diversified Consumer Services — 0.9%

167

Realogy Corp., Extended Synthetic Commitments, VAR, 4.544%, 10/10/16

155

5,570

Realogy Corp., Extended Term Loan, VAR, 4.770%, 10/10/16 ^

5,168

5,323

Gaming — 4.5%

1,730

Boyd Gaming Corp., Term Loan, VAR, 3.744%, 12/17/15

1,680

Caesars Entertainment Operating Co., Inc., Term B-2 Loan,

3,914

VAR, 3.244%, 01/28/15 ^

3,668

1,566

VAR, 3.244%, 01/28/15

1,467

4,966

CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17 ^

4,960

478

Citycenter Holdings LLC, Term Loan, VAR, 7.500%, 01/21/15

479

Isle of Capri Casinos, Inc., Term Loan B,

3,580

VAR, 4.750%, 11/01/13

3,576

151

VAR, 4.750%, 11/01/13

150

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

5

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Participations & Assignments — Continued

Gaming – Continued

MGM Resorts International, Term Loan,

750

VAR, 7.000%, 02/21/14

752

916

VAR, 7.000%, 02/21/14

918

4,484

VAR, 7.000%, 02/21/14

4,495

3,750

Mohegan Tribal Gaming Authority, Term Loan, VAR, 03/31/16 ^

3,675

25,820

Hotels, Restaurants & Leisure — 5.0%

5,773

Burger King Corp., Tranche B Term Loan, VAR, 4.500%, 10/19/16

5,752

DineEquity, Inc., Term B1 Loan,

3,499

VAR, 4.250%, 10/19/17

3,492

112

VAR, 5.250%, 10/19/17

112

4,910

  FOCUS Brands, Inc., 1st Lien Term Loan, VAR,
02/17/18 ^

4,928

NPC International, Term Loan,

2,867

VAR, 6.750%, 12/28/18

2,884

2,000

VAR, 6.750%, 12/28/18

2,012

133

VAR, 6.750%, 12/28/18

134

3,957

ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17

3,987

Six Flags Theme Parks, Inc., Tranche B Term Loan,

2,000

VAR, 4.250%, 12/20/18

1,991

1,488

VAR, 4.250%, 12/20/18

1,482

512

VAR, 4.250%, 12/20/18

509

1,496

Wendy’s/Arby’s Restaurants LLC, Term Loan, VAR, 5.000%, 05/24/17

1,497

28,780

Leisure Equipment & Products — 0.5%

3,000

Eastman Kodak, DIP Loan, VAR, 07/20/13 ^

3,037

Media — 6.4%

1,727

Barrington Broadcasting, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17

1,733

4,975

Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17

4,958

521

Cengage Learning Acquisitions, Term Loan, VAR, 2.490%, 07/03/14

484

500

Clear Channel Communications, Inc., Term Loan B, VAR, 3.894%, 01/29/16

410

5,406

Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18 ^

5,410

2,300

DigitalGlobe, Inc., 1st Lien Term Loan, VAR, 5.750%, 10/12/18

2,231

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Media — Continued

Entercom Radio, Term Loan,

1,694

VAR, 6.250%, 11/23/18

1,697

28

VAR, 7.250%, 11/23/18

28

995

Gray Television, Inc., 1st Lien Term Loan, VAR, 3.770%, 12/31/14

983

52

High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16

52

1,244

Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17

1,245

3,982

Intelsat Jackson Holding, Tranche B Term Loan, VAR, 5.250%, 04/02/18

3,976

Media General, Inc., Term Loan,

1,077

VAR, 5.243%, 03/29/13

1,016

318

VAR, 5.321%, 03/29/13

301

195

Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16

194

1,996

Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16 ^

1,961

5,630

Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.494%, 03/31/17

5,228

434

Univision Communications, Inc., Initial Term Loan, VAR, 2.244%, 09/29/14

427

3,700

UPC Holdings, Facility AB, VAR, 4.750%, 12/31/17

3,694

Vertis, Inc., 1st Lien Term Loan,

1,941

VAR, 11.750%, 12/21/15

676

27

VAR, 11.750%, 12/21/15

9

36,713

Specialty Retail — 4.4%

2,250

99 Cents Only Stores, 1st Lien Term Loan, VAR, 7.000%, 01/11/19

2,264

Academy, Ltd., Initial Term Loan,

71

VAR, 6.000%, 08/03/18

71

71

VAR, 6.000%, 08/03/18

72

2,643

VAR, 6.000%, 08/03/18

2,643

71

VAR, 6.000%, 08/03/18

72

71

VAR, 6.000%, 08/03/18

71

71

VAR, 6.000%, 08/03/18

71

Burlington Coat Factory, Term B Loan,

376

VAR, 6.250%, 02/23/17

376

344

VAR, 6.250%, 02/23/17

344

Claire’s Stores, Term Loan B,

2,687

VAR, 2.994%, 05/29/14

2,545

563

VAR, 3.301%, 05/29/14

534

2,996

Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18 ^

2,817

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Participations & Assignments — Continued

Specialty Retail — Continued

J. Crew, 1st Lien Term Loan,

1,377

VAR, 4.750%, 03/07/18

1,348

687

VAR, 4.750%, 03/07/18

672

670

VAR, 4.750%, 03/07/18

655

Michael’s Stores, Term B1 Loan,

1,380

VAR, 2.875%, 10/31/13

1,370

1,046

VAR, 2.875%, 10/31/13

1,039

967

VAR, 2.875%, 10/31/13

961

607

VAR, 2.875%, 10/31/13

603

4,650

Neiman Marcus, 1st Lien Term Loan, VAR, 4.750%, 05/16/18

4,613

PETCO, New Loans,

144

VAR, 4.500%, 11/24/17

143

144

VAR, 4.500%, 11/24/17

143

144

VAR, 4.500%, 11/24/17

144

867

VAR, 4.500%, 11/24/17

862

144

VAR, 4.500%, 11/24/17

144

144

VAR, 4.500%, 11/24/17

144

144

VAR, 4.500%, 11/24/17

144

24,865

Total Consumer Discretionary

141,484

Consumer Staples — 7.7%

Food & Staples Retailing — 2.8%

6,000

Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18

5,900

Rite Aid Corp., Tranche 2 Term Loan,

1,233

VAR, 2.000%, 06/04/14

1,201

1,043

VAR, 2.000%, 06/04/14

1,015

1,224

VAR, 2.020%, 06/04/14

1,192

1,744

SUPERVALU, Inc., Term B-2 Loan, VAR, 3.494%, 10/05/15

1,731

5,161

SUPERVALU, Inc., Term Loan B3, VAR, 4.500%, 04/30/18

5,158

16,197

Food Products — 2.3%

B&G Foods, Term Loan B,

3,401

VAR, 4.500%, 11/30/18

3,409

9

VAR, 4.500%, 11/30/18

9

Bolthouse Farms, 1st Lien,

391

VAR, 5.500%, 02/11/16

391

8

VAR, 5.750%, 02/11/16

8

4,188

Del Monte Corp., Term Loan, VAR, 4.500%, 03/08/18

4,107

Dole Food Co., Tranche B-2 Term Loan,

56

VAR, 5.000%, 07/08/18

55

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Food Products — Continued

56

VAR, 5.000%, 07/08/18

55

56

VAR, 5.000%, 07/08/18

56

56

VAR, 5.000%, 07/08/18

56

56

VAR, 5.000%, 07/08/18

56

56

VAR, 5.000%, 07/08/18

56

15

VAR, 6.000%, 07/08/18

15

Dole Food Co., Tranche C2 Term Loan,

83

VAR, 5.000%, 07/08/18

84

83

VAR, 5.000%, 07/08/18

84

72

VAR, 5.000%, 07/08/18

72

56

VAR, 5.000%, 07/08/18

56

83

VAR, 5.000%, 07/08/18

83

83

VAR, 5.000%, 07/08/18

84

83

VAR, 5.000%, 07/08/18

84

83

VAR, 5.000%, 07/08/18

83

19

VAR, 6.000%, 07/08/18

19

2,750

High Liner Foods, Inc., Term Loan, VAR, 7.000%, 12/19/17

2,753

Pierre Foods, Inc., 1st Lien,

1,487

VAR, 7.000%, 09/30/16

1,487

4

VAR, 7.000%, 09/30/16

4

13,166

Personal Products — 2.6%

NBTY, Inc., Term B-1 Loans,

1,559

VAR, 4.250%, 10/01/17

1,559

115

VAR, 4.250%, 10/01/17

115

57

VAR, 4.250%, 10/01/17

57

5,000

Prestige Brands, Term B Loan, VAR, 5.250%, 01/31/19

5,019

Revlon Consumer Products Corp., 1st Lien Term Loan,

657

VAR, 4.750%, 11/19/17

655

35

VAR, 4.750%, 11/19/17

35

2,794

VAR, 4.750%, 11/19/17

2,785

4,657

Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16

4,465

14,690

Total Consumer Staples

44,053

Energy — 1.1%

Energy Equipment & Services — 0.6%

3,500

Fairmount Minerals, 1st Lien Term Loan, VAR, 5.250%, 03/15/17

3,508

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

7

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Participations & Assignments — Continued

Oil, Gas & Consumable Fuels — 0.5%

2,491

MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18 ^

2,486

Total Energy

5,994

Financials — 4.5%

Capital Markets — 0.3%

1,953

Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16

1,951

Consumer Finance — 0.5%

3,500

Springleaf Financial Funding, Term Loan, VAR, 5.500%, 05/10/17

3,191

Diversified Financial Services — 2.2%

Harland Clarke Holdings Corp., Term Loan B,

1,772

VAR, 2.744%, 06/30/14 ^

1,619

101

VAR, 2.744%, 06/30/14

93

83

VAR, 2.744%, 06/30/14

76

74

VAR, 2.744%, 06/30/14

67

61

VAR, 2.744%, 06/30/14

56

72

VAR, 3.079%, 06/30/14

66

3,150

International Lease Finance Corp., Term Loan 1, VAR, 6.750%, 03/17/15

3,155

995

Nuveen Investments, Inc., 1st Lien Term Loan, VAR, 7.250%, 05/13/17

1,002

Nuveen Investments, Inc., Existing 1st Lien Term Loan,

1,488

VAR, 3.303%, 11/13/14

1,478

2,012

VAR, 3.329%, 11/13/14

1,999

2,850

Ocwen Financial Corp., Term Loan, VAR, 7.000%, 09/01/16

2,850

12,461

Insurance — 1.4%

2,850

CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16

2,863

5,000

  Flying Fortress, Inc., Term Loan, VAR,
5.000%, 06/30/17

4,985

7,848

Real Estate Investment Trusts (REITs) — 0.1%

I-Star, Term Loan A-1,

200

VAR, 5.000%, 06/28/13

200

124

VAR, 5.000%, 06/28/13

123

323

Total Financials

25,774

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Health Care — 10.8%

Health Care Equipment & Supplies — 0.7%

Biomet, Inc., Dollar Term Loans,

1,277

VAR, 3.244%, 03/25/15

1,262

122

VAR, 3.244%, 03/25/15

121

2,491

VAR, 3.574%, 03/25/15

2,464

3,847

Health Care Providers & Services — 5.7%

Community Health Systems, Inc., Extended Term Loan,

4,486

VAR, 3.989%, 01/25/17

4,432

239

VAR, 5.750%, 01/25/17

236

4,000

HCA, Inc., Term Loan B3, VAR, 3.494%, 05/01/18

3,933

5,000

HMA, Term Loan B, VAR, 4.500%, 11/16/18

4,967

5,866

IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18

5,829

1,985

inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16

1,908

1,393

Kindred Healthcare, Term Loan, VAR, 5.250%, 06/01/18

1,339

2,166

Multiplan, Inc., Term B Loan, VAR, 4.750%, 08/26/17

2,120

1,272

National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 02/09/17 ^

1,252

6,963

Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16

6,945

32,961

Health Care Technology — 0.3%

Emdeon Inc., Term Loan B,

46

VAR, 6.750%, 11/02/18

46

1,127

VAR, 6.750%, 11/02/18

1,140

466

VAR, 6.750%, 11/02/18

471

294

VAR, 6.750%, 11/02/18

298

67

VAR, 6.750%, 11/02/18

68

2,023

Pharmaceuticals — 4.1%

Aptalis Pharma, Inc., Term Loan,

7,470

VAR, 5.500%, 02/10/17

7,406

805

VAR, 5.500%, 02/10/17

799

Capsugel Holdings, Inc., Term Loan,

5,647

VAR, 5.250%, 08/01/18

5,679

14

VAR, 5.250%, 08/01/18

14

4,000

Catalent Pharma Solutions, Inc., VAR, 09/15/16 ^

4,008

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Participations & Assignments — Continued

Pharmaceuticals — Continued

1,397

Catalent Pharma Solutions, Inc., Dollar Term Loans, VAR, 4.244%, 09/15/16

1,378

4,000

Grifols, Inc., U.S. Tranche B Term Loan, VAR, 06/01/17 ^

3,995

23,279

Total Health Care

62,110

Industrials — 11.6%

Aerospace & Defense — 0.8%

498

Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17

495

1,700

Transdigm Group, Inc., New 1st Lien Term Loan, VAR, 4.250%, 02/14/17

1,701

2,490

Transdigm Group, Inc., Term Loan, VAR, 4.000%, 02/14/17

2,488

4,684

Airlines — 1.7%

4,435

Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16

4,263

5,850

United Airlines, Term Loan B, VAR, 2.250%, 02/01/14 ^

5,683

9,946

Building Products — 0.2%

Nortek, Inc., 1st Lien Term Loan,

941

VAR, 5.250%, 04/26/17

933

3

VAR, 5.250%, 04/26/17

3

1

VAR, 6.250%, 04/26/17

1

937

Commercial Services & Supplies — 1.1%

2,150

AZ Chem U.S., Inc., Term Loan, VAR, 7.250%, 12/22/17

2,167

1,493

Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18

1,490

1,830

Cenveo Corp., Term B Loan, VAR, 6.250%, 12/21/16

1,818

498

SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17

451

500

SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18

403

6,329

Construction Materials — 1.0%

6,000

Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19

6,005

Diversified Manufacturing — 0.4%

2,547

Norit Holding B.V., Term Loan, VAR, 6.750%, 07/10/17

2,541

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Industrial Conglomerates — 1.1%

5,483

BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16

5,350

795

BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16

776

6,126

Machinery — 3.1%

6,000

Colfax Corp., Term Loan, VAR, 4.500%, 01/13/19

6,005

Milacron Holdings, Inc., Term Loan,

5,000

VAR, 7.500%, 05/15/17

4,962

975

VAR, 7.500%, 05/15/17

968

3,990

Terex Corp., Term Loan, VAR, 5.500%, 04/28/17

4,018

1,667

Xerium Technologies, Initial U.S. Term Loan, VAR, 5.500%, 05/26/17

1,658

17,611

Road & Rail — 2.2%

7,250

RailAmerica, Term Loan B, VAR, 02/28/19 ^

7,232

3,100

Swift Transportation Co., Term Loan B2, VAR, 12/15/17 ^

3,092

Swift Transportation Co., Term Loan,

1,054

VAR, 6.000%, 12/21/16

1,054

825

VAR, 6.000%, 12/21/16

825

182

VAR, 6.000%, 12/21/16

182

61

VAR, 6.000%, 12/21/16

61

12,446

Total Industrials

66,625

Information Technology — 9.5%

Communications Equipment — 1.8%

3,486

Avaya, Inc., Term Loan B1, VAR, 3.241%, 10/24/14

3,410

3,232

Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.991%, 10/26/17

3,134

Genesys Telecommunications Holdings, Term Loan,

1,250

VAR, 6.750%, 01/31/19

1,256

1,250

VAR, 6.750%, 01/31/19

1,256

Syniverse Holdings, Inc., Term Loan B,

998

VAR, 5.250%, 12/21/17

1,000

242

VAR, 5.250%, 12/21/17

242

3

VAR, 5.250%, 12/21/17

3

10,301

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

9

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Participations & Assignments — Continued

Computers & Peripherals — 0.5%

Sealed Air, Term Loan B,

1,707

VAR, 4.750%, 10/03/18

1,724

1,494

VAR, 4.750%, 10/03/18

1,508

3,232

Electrical Equipment — 0.2%

995

Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18

993

Electronic Equipment, Instruments & Components — 2.1%

1,766

CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17

1,726

2,649

CDW Corp., Non Extended B-1 Term Loan, VAR, 3.751%, 10/10/14

2,640

3,483

Sensus USA, Inc., 1st Lien Incremental Term Loan, VAR, 4.750%, 05/09/17

3,476

750

Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18

742

3,400

Unifrax LLC, Term Loan B, VAR, 7.000%, 11/28/18

3,427

12,011

Internet Software & Services — 0.8%

4,943

Go Daddy Group, Inc. (The), Term Loan B, VAR, 7.000%, 12/17/18

4,979

IT Services — 1.5%

1,743

First Data Corp., Initial Tranche B1, VAR, 2.995%, 09/24/14 ^

1,667

1,000

First Data Corp., Initial Tranche B-2 Term Loan, VAR, 2.995%, 09/24/14

956

1,030

First Data Corp., Initial Tranche B3, VAR, 2.995%, 09/24/14 ^

985

1,995

Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18

1,991

2,975

Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.331%, 01/30/17 (f) (i)

2,853

8,452

Semiconductors & Semiconductor Equipment — 2.6%

4,246

Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.518%, 12/01/16

4,137

4,000

NXP B.V., Term Loan B, VAR, 02/16/19 ^

3,929

NXP B.V., Tranche A-2 Loan,

6,791

VAR, 5.500%, 03/04/17

6,740

17

VAR, 5.500%, 03/04/17

17

14,823

Total Information Technology

54,791

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Materials — 6.7%

Chemicals — 3.6%

5,370

Momentive Performance, Tranche B-1B Term Loan, VAR, 3.750%, 05/05/15

5,217

Nexeo Solutions, Term Loan,

816

VAR, 5.000%, 09/08/17 ^

804

689

VAR, 5.000%, 09/08/17 ^

678

689

VAR, 5.000%, 09/08/17 ^

678

Harko CV, Term Loan B,

2,286

VAR, 5.750%, 08/02/17

2,291

1,704

VAR, 5.750%, 08/02/17

1,709

PolyOne, Term Loan B,

2,950

VAR, 5.000%, 12/20/17

2,954

50

VAR, 5.000%, 12/20/17

50

4,525

Taminco, Dollar Term Loan, VAR, 6.250%, 02/15/19

4,544

Trinseo, 1st Lien Term Loan,

1,472

VAR, 6.000%, 08/02/17

1,327

19

VAR, 6.750%, 08/02/17

18

563

Univar, Inc., Term Loan B, VAR, 5.000%, 06/30/17

559

20,829

Containers & Packaging — 1.2%

Reynolds Group Holdings, Term Loan C,

92

VAR, 6.500%, 08/09/18

94

6,815

VAR, 6.500%, 08/09/18

6,886

6,980

Metals & Mining — 1.9%

5,200

Noranda Aluminum, Inc., Term B Loan, VAR, 6.750%, 02/24/19 ^

5,203

5,729

Novelis, Inc., Term Loan, VAR, 4.000%, 03/10/17

5,701

10,904

Paper & Forest Products — 0.0% (g)

250

Ainsworth Lumber Ltd., Term Loan B, VAR, 5.250%, 06/26/14

226

Total Materials

38,939

Telecommunication Services — 1.8%

Diversified Telecommunication Services — 1.3%

Level 3 Communications, Inc., Tranche A Term Loans,

357

VAR, 2.504%, 03/13/14

351

893

VAR, 2.827%, 03/13/14

878

5,000

Level 3 Communications, Inc., Tranche B II Term Loans, VAR, 5.750%, 09/01/18

5,035

1,200

Level 3 Financing, Inc., Term Loan B3, VAR, 5.750%, 09/01/18

1,208

7,472

SEE NOTES TO
FINANCIAL STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Participations & Assignments — Continued

Wireless Telecommunication Services — 0.5%

MetroPCS Wireless, Inc., Term Loan B2,

1,018

VAR, 4.071%, 11/03/16

1,010

1,974

VAR, 4.134%, 11/03/16

1,956

2,966

Total Telecommunication Services

10,438

Utilities — 2.1%

Independent Power Producers & Energy Traders — 2.1%

1,990

AES Corp., 1st Lien Term Loan, VAR, 4.250%, 06/01/18

1,988

4,481

Calpine Corp., 1st Lien Term Loan, VAR, 4.500%, 04/01/18

4,443

1,596

Dynegy Midwest Generation, Inc., Term Loan, VAR, 9.250%, 08/05/16

1,587

998

Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16

1,029

1,659

GenOn Energy, Inc., Term Loan B, VAR, 6.000%, 12/04/17

1,635

2,500

Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan, VAR, 4.757%, 10/10/17

1,394

Total Utilities

12,076

Total Loan Participations & Assignments (Cost 457,428)

462,284

SHARES

Short-Term Investment — 13.6%

Investment Company — 13.6%

77,922

  JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost
$77,922)

77,922

Total Investments — 107.4% (Cost $610,898)

616,297

Liabilities in Excess of Other Assets — (7.4)%

(42,209
)

NET ASSETS — 100.0%

$
574,088

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DIP

— Debtor-in-Possession

PIK

— Payment-in-Kind

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of February 29,
2012.

(b)

  —  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $2,853,000 which amounts to 0.5% of total investments.

(g)

— Amount rounds to less than 0.1%.

(h)

— Amount rounds to less than one thousand (shares or dollars).

(i)

  —  Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)

— The rate shown is the current yield as of February 29, 2012.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(x)

—  Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of February 29, 2012.

^

  —  All or a portion of the security is unsettled as of February 29, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

11

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2012 (Unaudited)

(Amounts in
thousands, except per share amounts)

Floating Rate Income Fund

ASSETS:

Investments in non-affiliates, at value

$
538,375

Investments in affiliates, at value

77,922

Total investment securities, at value

616,297

Cash

145

Receivables:

Investment securities sold

15,311

Fund shares sold

2,668

Interest from non-affiliates

2,920

Dividends from affiliates

9

Total Assets

637,350

LIABILITIES:

Payables:

Dividends

1,923

Investment securities purchased

60,295

Fund shares redeemed

574

Accrued liabilities:

Investment advisory fees

227

Administration fees

38

Shareholder servicing fees

27

Distribution fees

13

Custodian and accounting fees

31

Trustees’ and Chief Compliance Officer’s fees

1

Other

133

Total Liabilities

63,262

Net Assets

$
574,088

SEE NOTES TO FINANCIAL
STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

Floating Rate Income Fund

NET ASSETS:

Paid-in-Capital

$
568,320

Accumulated undistributed (distribution in excess of) net investment income

103

Accumulated net realized gains (losses)

266

Net unrealized appreciation (depreciation)

5,399

Total Net Assets

$
574,088

Net Assets:

Class A

$
65,849

Class C

520

Select Class

507,719

Total

$
574,088

Outstanding units of beneficial interest (shares)

($0.0001 par value; unlimited number of shares authorized):

Class A

6,717

Class C

53

Select Class

51,754

Net Asset Value: (a)

Class A — Redemption price per share

$
9.80

Class C — Offering price per share (b)

9.81

Select Class — Offering and redemption price per share

9.81

Class A maximum sales charge

3.75
%

Class A maximum public offering price per share

[net asset value per share/(100% — maximum sales charge)]

$
10.18

Cost of investments in non-affiliates

$
532,976

Cost of investments in affiliates

77,922

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

13

STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2012 (Unaudited)

(Amounts in thousands)

Floating Rate Income Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
11,011

Dividend income from non-affiliates

58

Dividend income from affiliates

38

Total investment income

11,107

EXPENSES:

Investment advisory fees

1,113

Administration fees

179

Distribution fees:

Class A

75

Class C

1

Shareholder servicing fees:

Class A

75

Class C

—
(a)

Select Class

431

Custodian and accounting fees

33

Professional fees

80

Trustees’ and Chief Compliance Officer’s fees

2

Printing and mailing costs

24

Registration and filing fees

33

Transfer agent fees

18

Other

6

Total expenses

2,070

Less amounts waived

(548
)

Net expenses

1,522

Net investment income (loss)

9,585

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from investments in non-affiliates

328

Change in net unrealized appreciation (depreciation) of:

Investments in non-affiliates

15,355

Unfunded commitments

208

Change in net unrealized appreciation (depreciation)

15,563

Net realized/unrealized gains (losses)

15,891

Change in net assets resulting from operations

$
25,476

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Floating Rate Income Fund

Six Months Ended 2/29/2012 (Unaudited)

Period Ended 8/31/2011(a)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
9,585

$
1,085

Net realized gain (loss)

328

(28
)

Change in net unrealized appreciation (depreciation)

15,563

(10,164
)

Change in net assets resulting from operations

25,476

(9,107
)

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(1,252
)

(159
)

From net realized gains

(5
)

—

Class C

From net investment income

(6
)

(1
)

From net realized gains

—
(b)

—

Select Class

From net investment income

(8,266
)

(893
)

From net realized gains

(29
)

—

Total distributions to shareholders

(9,558
)

(1,053
)

CAPITAL TRANSACTIONS:

Change in net assets from capital transactions

316,795

251,475

Payment by affiliate

—

60

NET ASSETS:

Change in net assets

332,713

241,375

Beginning of period

241,375

—

End of period

$
574,088

$
241,375

Accumulated undistributed (distributions in excess of) net investment income

$
103

$
42

(a)
Commencement of operations was June 1, 2011.

(b)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

Floating Rate Income Fund

Six Months Ended 2/29/2012 (Unaudited)

Period Ended 8/31/2011(a)

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
21,538

$
59,267

Dividends and distributions reinvested

1,256

159

Cost of shares redeemed

(13,496
)

(3,799
)

Change in net assets from Class A capital transactions

$
9,298

$
55,627

Class C

Proceeds from shares issued

$
240

$
295

Dividends and distributions reinvested

6

1

Cost of shares redeemed

(24
)

—
(b)

Change in net assets from Class C capital transactions

$
222

$
296

Select Class

Proceeds from shares issued

$
326,548

$
228,672

Dividends and distributions reinvested

127

46

Cost of shares redeemed

(19,400
)

(33,166
)

Change in net assets from Select Class capital transactions

$
307,275

$
195,552

Total change in net assets from capital transactions

$
316,795

$
251,475

SHARE TRANSACTIONS:

Class A

Issued

2,247

6,129

Reinvested

130

17

Redeemed

(1,404
)

(402
)

Change in Class A Shares

973

5,744

Class C

Issued

24

30

Reinvested

1

—
(b)

Redeemed

(2
)

—
(b)

Change in Class C Shares

23

30

Select Class

Issued

33,886

23,272

Reinvested

13

5

Redeemed

(2,016
)

(3,406
)

Change in Select Class Shares

31,883

19,871

(a)
Commencement of operations was June 1, 2011.

(b)
Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

THIS PAGE IS
INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

17

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gain

Total distributions

Floating Rate Income Fund

Class A

Six Months Ended February 29, 2012 (Unaudited)

$
9.41

$
0.21

$
0.38

$
0.59

$
(0.20
)

$
—
(g)

$
(0.20
)

June 1, 2011(e) through August 31, 2011

10.00

0.09
(f)

(0.63
)

(0.54
)

(0.05
)

—

(0.05
)

Class C

Six Months Ended February 29, 2012 (Unaudited)

9.41

0.17

0.41

0.58

(0.18
)

—
(g)

(0.18
)

June 1, 2011(e) through August 31, 2011

10.00

0.06
(f)

(0.61
)

(0.55
)

(0.04
)

—

(0.04
)

Select Class

Six Months Ended February 29, 2012 (Unaudited)

9.41

0.21

0.40

0.61

(0.21
)

—
(g)

(0.21
)

June 1, 2011(e) through August 31, 2011

10.00

0.08
(f)

(0.62
)

(0.54
)

(0.05
)

—

(0.05
)

(a)
Annualized for periods less than one year.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)
Commencement of operations.

(f)
Calculated based upon average shares outstanding.

(g)
Amount rounds to less than $0.01.

(h)
An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. The impact was less than $0.01 to net asset value per share and less than 0.01% to total return for Class A, Class C and Select Class Shares.

(i)
Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

(j)
Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011 and the six months ended February 29, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

18

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

Net assets, end of period (000’s)

Net expenses(d)

Net investment income (loss)

Expenses without waivers, reimbursements and earnings credits

Portfolio turnover rate (b)

$
9.80

6.30
%

$
65,849

0.97
%(j)

4.49
%(j)

1.24
%(j)

18
%

9.41
(h)

(5.43
)(h)

54,039

0.95
(j)

3.68
(j)

1.33
(i)(j)

1

9.81

6.16

520

1.47
(j)

3.99
(j)

1.74
(j)

18

9.41
(h)

(5.55
)(h)

285

1.48
(j)

2.43
(j)

2.58
(i)(j)

1

9.81

6.54

507,719

0.71
(j)

4.79
(j)

0.98
(j)

18

9.41
(h)

(5.40
)(h)

187,051

0.72
(j)

3.37
(j)

1.55
(i)(j)

1

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (Unaudited)

1. Organization

JPMorgan Trust I (the
“Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Floating Rate Income Fund

Class A, Class C and Select Class

Diversified

The investment objective of the Fund is to seek to provide current income with a secondary objective of capital appreciation.

The Fund commenced operations on June 1, 2011.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the
Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The
following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

20

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical securities

•

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

Level 1 Quoted prices

Level 2 Other significant observable inputs

Level 3 Significant unobservable inputs

Total

Investments in Securities

Debt Securities

Commercial Mortgage-Backed Security

$
—

$
10,727

$
—

$
10,727

Corporate Bonds Consumer Discretionary

—

15,506

—

15,506

Consumer Staples

—

1,541

—

1,541

Energy

—

4,659

—

4,659

Financials

—

19,928

—

19,928

Health Care

—

2,752

—

2,752

Industrials

—

1,888

—

1,888

Materials

—

11,334

—

11,334

Telecommunication Services

—

3,482

—

3,482

Total Corporate Bonds

—

61,090

—

61,090

Preferred Stocks

Consumer Staples

—

2,110

—

2,110

Financials

—

2,164

—

2,164

Total Preferred Stocks

—

4,274

—

4,274

Loan Participations & Assignments

Consumer Discretionary

—

141,484

—

141,484

Consumer Staples

—

44,053

—

44,053

Energy

—

5,994

—

5,994

Financials

—

25,774

—

25,774

Health Care

—

62,110

—

62,110

Industrials

—

66,625

—

66,625

Information Technology

—

51,938

2,853

54,791

Materials

—

38,939

—

38,939

Telecommunication Services

—

10,438

—

10,438

Utilities

—

12,076

—

12,076

Total Loan Participations & Assignments

—

459,431

2,853

462,284

Short-Term Investment

Investment Company

77,922

—

—

77,922

Total Investments in Securities

$
77,922

$
535,522

$
2,853

$
616,297

There were no transfers between Levels 1 and 2 during the six months ended February 29, 2012.

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Balance as of 08/31/11

Realized gain (loss)

Change in unrealized appreciation (depreciation)

Net amortization (accretion)

Purchases [1]

Sales [2]

Transfers into Level 3

Transfers out of Level 3

Balance as of 02/29/12

Loan Participations & Assignments — Information Technology

$
—

$
—

$
(26
)

$
1

$
2,878

$
—

$
—

$
—

$
2,853

1
Purchases include all purchases of securities and securities received in corporate actions.

2
Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 29, 2012, which were valued using significant unobservable inputs (Level 3) was $(26,000). This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.
Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

The following is the value and percentage of net assets of illiquid securities as of February 29, 2012 (amounts in thousands):

Value

Percentage

$
2,853

0.5
%

C. Loan Participations and Assignments — The Fund may invest in loan participations and assignments of all or a portion of the loans. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate
Participants”). Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

At February 29, 2012, the Fund had investments in Loan Participations and
Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank:

Agent Bank

Percentage

Bank of America, N.A.

22.7
%

Credit Suisse International

11.0

Citigroup Inc.

10.7

J.P.Morgan Chase Bank, N.A.

6.7

Deutsche Bank AG

6.1

Barclays Bank plc

6.0

Morgan Stanley Capital Services

5.9

D. Unfunded Commitments — The Fund may enter into commitments to buy and sell investments including commitments to buy loan participations and assignments to settle on future dates as part of its normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the
Statement of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be

22

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

available for the commitments on a future date. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At February 29, 2012, the Fund did not have any outstanding unfunded loan commitments.

E. Offering and Organization Costs — Total offering costs of approximately $75,000 paid in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time it commenced operations and are included as part of Professional fees in the Statement of Operations.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

G. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

H. Federal Income Taxes
— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

I. Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared and paid monthly.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the
United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM”
or the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”).
The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.55% of the Fund’s average daily net assets.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an
indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 29, 2012, the annualized effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived
Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, and successor in interest to J.P. Morgan Investor Services Co., serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a
wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution
Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at an annual rate of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 29, 2012, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge

CDSC

$
3

$
—
(a)

(a)
Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the
Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of
Class A, Class C and Select Class Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related
to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements
— The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A

Class C

Select Class

1.00%

1.50
%

0.75
%

The expense limitation agreement was in effect for the six months ended February 29, 2012. The contractual expense limitation percentages in the table above are in place until at least December 31, 2012.

For the six months ended February 29, 2012,
the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

Administration

  Shareholder
Servicing

Total

$
13

$
462

$
475

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor,
Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in the money market funds for the six months ended
February 29, 2012 was approximately $73,000.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 29, 2012, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

24

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

The Fund may use related party broker-dealers. For the six months ended February 29, 2012, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an
exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six
months ended February 29, 2012, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

  Purchases
(excluding U.S. Government)

  Sales
(excluding U.S. Government)

$
357,093

$
68,535

During the six months ended February 29, 2012, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For
Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2012, were as follows (amounts in thousands):

  Aggregate
Cost

  Gross
 Unrealized
Appreciation

  Gross
 Unrealized
Depreciation

  Net Unrealized
 Appreciation
(Depreciation)

$
610,898

$
7,953

$
2,554

$
5,399

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized by the Fund may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. At August 31, 2011, the Fund had net short-term capital loss carryforwards of approximately $28,000 which are available to offset future realized gains.

6. Borrowings

The Fund relies upon
an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the
Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until
November 12, 2012.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at
February 29, 2012, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7.
Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets.

Significant shareholder
transactions, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities.
Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (Unaudited) (continued)

rates. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’
claims.

The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

26

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2012

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2011, and continued to hold your shares at the end of the reporting period, February 29, 2012.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value, September 1, 2011

Ending Account Value February 29, 2012

Expenses  Paid During
September 1, 2011 to February 29, 2012*

Annualized Expense Ratio

Floating Rate Income Fund

Class A

Actual

$
1,000.00

$
1,063.00

$
4.98

0.97
%

Hypothetical

1,000.00

1,020.04

4.87

0.97

Class C

Actual

1,000.00

1,061.60

7.53

1.47

Hypothetical

1,000.00

1,017.55

7.37

1.47

Select Class

Actual

1,000.00

1,065.40

3.65

0.71

Hypothetical

1,000.00

1,021.33

3.57

0.71

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2012

J.P. MORGAN INCOME FUNDS

27

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings
for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan
Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the
Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is
available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2012. All rights reserved. February 2012.

SAN-FRI-212

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the
report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is
“independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.
80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose
the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form
N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR
270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal
executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule
30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/ Patricia A. Maleski

Patricia A. Maleski

President and Principal Executive Officer

May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Patricia A. Maleski

Patricia A. Maleski

President and Principal Executive Officer

May 7, 2012

By:

/s/ Joy C. Dowd

Joy C. Dowd

Treasurer and Principal Financial Officer

May 7, 2012